Employee benefits - Summary of provision (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Disclosure of defined benefit plans [abstract]
Employee benefits	$ 201
Annual leave	489	$ 369
Employee benefits	690	369	$ 229
Long service leave	59	117
Provisions for employee benefits	$ 749	$ 486